INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of Income (Loss) before Income Taxes

	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Cayman Islands	(162,884)	(166,710)	(432,971)	(62,194)
British Virgin Islands	(3)	—	—	—
USA	(4,703)	(4,058)	(4,350)	(625)
Hong Kong	(10,922)	(7,740)	(8,166)	(1,173)
Japan	(174)	(1,592)	(2,523)	(362)
Malta	(4,321)	(7,949)	(257)	(37)
Curacao	7,449	(12,752)	(22,698)	(3,260)
Cyprus	(13)	(8)	(31)	(4)
Australia	—	—	—	—
PRC	(169,923)	(290,530)	(190,932)	(27,426)

	(345,494)	(491,339)	(661,928)	(95,081)

Schedule of Current and Deferred Components

	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Current tax benefit	15,935	19,258	—	—
Deferred tax benefit (expense)	(1,910)	344	7,642	1,098

Income tax benefit	14,025	19,602	7,642	1,098

Reconciliation of Tax Computed Applying Statutory Income Tax Rate

	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Loss before income taxes	(345,494)	(491,339)	(661,928)	(95,081)
Income tax computed at applicable tax rates (25%)	(86,374)	(122,835)	(165,482)	(23,770)
Effect of different tax rates in different jurisdictions	693	979	1,120	161
Non-deductible expenses	92,960	81,459	114,276	16,415
Change in valuation allowance	—	45,832	59,338	8,523
Changes in interest and penalties on unrecognized tax position	5,098	1,637	—	—
Effect of EIT reversal for previous years	(19,704)	(20,726)	—	—
Research and development super-deduction	(6,692)	(5,942)	(9,237)	(1,327)
Others	(6)	(6)	(7,657)	(1,100)
	(14,025)	(19,602)	(7,642)	(1,098)

Schedule of Unrecognized Tax Benefits Reconciliation

	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Balance at beginning of year	38,457	24,298	2,133	306
Increase relating to current year tax positions	5,194	—	—	—
Decrease relating to prior year tax positions	(1,595)	(7,420)	—	—
Decrease relating to expiration of applicable statute of limitations	(17,758)	(14,745)	(213)	(31)

Balance at end of year	24,298	2,133	1,920	275

Components of Deferred Taxes

	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Deferred tax assets
Advertising costs deductible in future years	61,191	63,386	63,430	9,111
Deferred revenue	307	306	—	—
Deferred government grants	2,417	2,417	261	37
Loss from equity method investment	203	203	1,648	237
Bad debt provision	5,097	5,097	7,302	1,049
Accrued rental expense	817	817	15	2
Impairment of long-term investments	1,250	1,250	4,424	635
Net operating losses (“NOLs”)	34,700	109,850	160,271	23,021
Less: valuation allowance	(105,982)	(183,326)	(237,351)	(34,092)

Total deferred tax assets, net	—	—	—	—

Deferred tax liabilities
Apps and other licenses arisen from business combination	(6,754)	(7,744)	(59)	(8)

Total deferred tax liabilities	(6,754)	(7,744)	(59)	(8)